Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 8,189	$ 7,366
Provision for credit losses	1,001	690
Write-offs, net of recoveries	(759)	(473)
Foreign exchange disposals and other adjustments	(163)	(104)
Allowance account for credit losses of financial assets, Balance at end of period	8,268	7,479
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,265	6,492
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,185	7,363
Provision for credit losses	1,001	690
Write-offs, net of recoveries	(759)	(473)
Foreign exchange disposals and other adjustments	(162)	(103)
Allowance account for credit losses of financial assets, Balance at end of period	8,265	7,477
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	3
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	(1)	(1)
Allowance account for credit losses of financial assets, Balance at end of period	3	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	1
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	(1)	(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,265	6,492
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,049	931
Allowance account for credit losses of financial assets, Balance at end of period	1,000	985
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	403	323
Provision for credit losses	8	12
Write-offs, net of recoveries	(2)	(1)
Foreign exchange disposals and other adjustments	1	(4)
Allowance account for credit losses of financial assets, Balance at end of period	410	330
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,895	1,704
Provision for credit losses	382	262
Write-offs, net of recoveries	(275)	(196)
Foreign exchange disposals and other adjustments	(23)	(17)
Allowance account for credit losses of financial assets, Balance at end of period	1,979	1,753
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,577	2,352
Provision for credit losses	430	337
Write-offs, net of recoveries	(369)	(245)
Foreign exchange disposals and other adjustments	(61)	(37)
Allowance account for credit losses of financial assets, Balance at end of period	2,577	2,407
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,310	2,984
Provision for credit losses	181	79
Write-offs, net of recoveries	(113)	(31)
Foreign exchange disposals and other adjustments	(79)	(45)
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,299	$ 2,987